Small-Cap Value Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.55%
Communication Services - 4.78%
Gray Television, Inc. 258,200 $ 5,698,474
TEGNA, Inc. 391,000 8,758,400
Telephone and Data
Systems, Inc. 268,600 5,071,168
WideOpenWest, Inc.* 382,100 6,663,824
26,191,866
Consumer Discretionary - 9.92%
American Axle &
Manufacturing Holdings,
Inc.* 21,900 169,944
Beazer Homes USA, Inc.* 431,100 6,561,342
Conn's, Inc.* 226,300 3,487,283
Ethan Allen Interiors, Inc. 131,100 3,417,777
Group 1 Automotive, Inc.+ 20,700 3,474,081
Hovnanian Enterprises,
Inc., Class A* 104,800 6,193,680
iRobot Corp.*+ 3,900 247,260
Laureate Education, Inc. 682,100 8,082,885
Lazydays Holdings, Inc.*+ 343,256 6,926,906
MarineMax, Inc.* 3,800 152,988
Meritage Homes Corp.* 800 63,384
Tenneco, Inc., Class A* 117,000 2,143,440
TravelCenters of America,
Inc.* 190,441 8,181,346
Tri Pointe Homes, Inc.* 257,700 5,174,616
54,276,932
Consumer Staples - 6.96%
elf Beauty, Inc.* 19,200 495,936
Ingles Markets, Inc.,
Class A 73,500 6,545,175
Rite Aid Corp.*+ 828,300 7,247,625
SpartanNash Co.+ 293,200 9,672,668
Sprouts Farmers Market,
Inc.*+ 224,900 7,192,302
United Natural Foods, Inc.* 158,000 6,533,300
WD-40 Co.+ 2,200 403,106
38,090,112
Energy - 12.35%
CONSOL Energy, Inc.* 290,900 10,946,567
Delek US Holdings, Inc.* 176,340 3,741,935
DHT Holdings, Inc.+ 1,261,800 7,318,440
International Seaways, Inc. 487,300 8,790,892
Nabors Industries, Ltd.* 58,000 8,857,760
ProPetro Holding Corp.* 257,000 3,580,010
Ranger Oil Corp., Class A* 243,932 8,422,972
SM Energy Co. 215,000 8,374,250
Industry Company Shares Value
Energy (continued)
Teekay Tankers, Ltd.,
Class A*+ 206,723 $ 2,861,046
Ur-Energy, Inc.* 1,500,000 2,400,000
Whiting Petroleum Corp. 28,600 2,331,186
67,625,058
Financials - 24.48%
Amalgamated Financial
Corp. 232,000 4,169,040
A-Mark Precious Metals,
Inc. 20,300 1,570,002
AMERISAFE, Inc. 144,600 7,182,282
Banco Latinoamericano de
Comercio Exterior SA,
Class E 96,700 1,506,586
Banner Corp. 51,000 2,985,030
Berkshire Hills Bancorp,
Inc. 258,200 7,480,054
Brightsphere Investment
Group, Inc. 18,000 436,500
Byline Bancorp, Inc. 120,000 3,201,600
City Holding Co. 66,400 5,225,680
CNO Financial Group, Inc. 201,800 5,063,162
Cowen, Inc., Class A 198,800 5,387,480
Encore Capital Group,
Inc.* 116,700 7,320,591
Enstar Group, Ltd.* 14,100 3,682,215
EZCORP, Inc., Class A* 788,800 4,764,352
Federated Hermes, Inc. 64,300 2,190,058
First BanCorp 404,000 5,300,480
Genworth Financial, Inc.,
Class A* 1,481,800 5,601,204
Hanmi Financial Corp. 210,100 5,170,561
HarborOne Bancorp, Inc. 212,000 2,972,240
HomeStreet, Inc. 50,000 2,369,000
MVB Financial Corp. 118,500 4,917,750
NMI Holdings, Inc.,
Class A* 204,600 4,218,852
Ocwen Financial Corp.* 113,800 2,703,888
Oppenheimer Holdings,
Inc., Class A 167,303 7,291,065
PJT Partners, Inc., Class A 4,000 252,480
Provident Bancorp, Inc. 150,200 2,436,244
Simmons First National
Corp., Class A 274,300 7,192,146
Stewart Information
Services Corp. 123,600 7,491,396
Stock Yards Bancorp, Inc. 34,113 1,804,577
Tiptree, Inc. 518,500 6,662,725
Universal Insurance
Holdings, Inc. 184,667 2,491,158

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Waterstone Financial, Inc. 153,100 $ 2,960,954
134,001,352
Health Care - 7.39%
Avid Bioservices, Inc.*+ 14,900 303,513
Brookdale Senior Living,
Inc.* 377,200 2,659,260
Community Health
Systems, Inc.* 281,600 3,342,592
Cross Country Healthcare,
Inc.* 258,600 5,603,862
Cutera, Inc.* 9,700 669,300
Endo International PLC* 2,658,400 6,140,904
Innoviva, Inc.* 155,500 3,008,925
iRadimed Corp. 14,400 645,696
Medpace Holdings, Inc.* 2,600 425,334
Neuronetics, Inc.* 24,900 75,447
Omnicell, Inc.* 3,200 414,368
OraSure Technologies,
Inc.* 390,000 2,644,200
Prestige Consumer
Healthcare, Inc.* 131,300 6,951,022
Select Medical Holdings
Corp. 14,900 357,451
Tenet Healthcare Corp.* 84,100 7,229,236
40,471,110
Industrials - 11.85%
Atkore, Inc.* 5,400 531,576
Atlas Air Worldwide
Holdings, Inc.* 50,000 4,318,500
Avis Budget Group, Inc.* 46,900 12,348,770
Daseke, Inc.* 74,400 749,208
Granite Construction,
Inc.+ 220,700 7,238,960
Innovate Corp.*+ 115,800 427,302
Kelly Services, Inc.,
Class A 128,000 2,776,320
Manitowoc Co., Inc. (The)* 175,400 2,645,032
Meritor, Inc.* 6,200 220,534
MRC Global, Inc.* 716,300 8,531,133
Primoris Services Corp. 142,500 3,394,350
Triton International, Ltd. 64,000 4,491,520
TrueBlue, Inc.* 280,508 8,103,876
Veritiv Corp.* 68,000 9,084,120
64,861,201
Information Technology - 2.30%
Amkor Technology, Inc. 59,000 1,281,480
Calix, Inc.* 10,500 450,555
Industry Company Shares Value
Information Technology (continued)
FormFactor, Inc.* 10,000 $ 420,300
Kulicke & Soffa Industries,
Inc. 7,500 420,150
Novanta, Inc.* 3,200 455,328
OSI Systems, Inc.* 900 76,608
Power Integrations, Inc. 4,700 435,596
Sanmina Corp.* 71,900 2,906,198
ScanSource, Inc.* 177,200 6,164,788
12,611,003
Materials - 9.12%
AdvanSix, Inc. 169,400 8,654,646
Clearwater Paper Corp.* 215,500 6,040,465
Kronos Worldwide, Inc. 36,400 564,928
Olympic Steel, Inc. 192,631 7,408,588
Ryerson Holding Corp. 202,400 7,088,048
SunCoke Energy, Inc. 841,600 7,498,656
TimkenSteel Corp.* 397,000 8,686,360
Tronox Holdings PLC,
Class A 200,000 3,958,000
49,899,691
Real Estate - 8.85%
Ashford Hospitality Trust,
Inc.*+ 568,600 5,799,720
Community Healthcare
Trust, Inc. 92,000 3,883,320
Equity Commonwealth* 95,500 2,694,055
eXp World Holdings, Inc.+ 13,400 283,678
Farmland Partners, Inc. 195,000 2,681,250
Independence Realty
Trust, Inc.+ 288,000 7,614,720
NexPoint Residential Trust,
Inc. 92,100 8,317,551
Physicians Realty Trust 319,300 5,600,522
Plymouth Industrial REIT,
Inc. 125,769 3,408,340
RE/MAX Holdings, Inc.,
Class A 69,900 1,938,327
Realogy Holdings Corp.*+ 145,000 2,273,600
Terreno Realty Corp. 53,100 3,932,055
48,427,138
Utilities - 1.55%
Avista Corp. 55,000 2,483,250

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Utilities (continued)
Southwest Gas Holdings,
Inc.+ 76,900 $ 6,020,501
8,503,751
TOTAL COMMON STOCKS - 99.55% 544,959,214
(Cost $503,372,629)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.65%
Fidelity Investments Money
Market Government
Portfolio Class I 0.12% 3,572,479
3,572,479
TOTAL MONEY MARKET FUND - 0.65% 3,572,479
(Cost $3,572,479)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 2.06%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.12% 11,266,979
11,266,979
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 2.06% 11,266,979
(Cost $11,266,979)
TOTAL INVESTMENTS
-
102.26%
$ 559,798,672
(Cost $518,212,087)
Liabilities in Excess of Other Assets - (2.26%) (12,378,243)
NET ASSETS - 100.00% $ 547,420,429
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2022.
^ Rate disclosed as of March 31, 2022.
+ This security or a portion of the security is out on loan as of
March 31, 2022. Total loaned securities had a value of
$17,527,064 as of March 31, 2022.
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 544,959,214 $ – $ – $ 544,959,214
Money Market
Fund – 3,572,479 – 3,572,479
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 11,266,979 – 11,266,979
TOTAL
$544,959,214 $14,839,458 $– $559,798,672
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.